Note 11 - Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Subsequent Events [Text Block]
NOTE
8
– SUBSEQUENT EVENTS

On
July 13, 2017,
the Company received letters from an attorney on behalf of stockholders alleging that a proposal seeking stockholder approval of various amendments to the Company’s Amended and Restated
2012
Stock Incentive Plan (the “Plan”), including an increase in the shares reserved under the Plan, which was voted on by the Company’s stockholders at its
2016
annual stockholders’ meeting on
July 28, 2016,
was
not
duly approved under the applicable voting standard. The Company cured the situation promptly by responsive actions, and in
December 2017,
the stockholders approved an amendment to the Plan in compliance with the applicable voting standard. In
July 2018,
the Company settled all legal claims there is
no
further liability remaining.

NOTE
11
– SUBSEQUENT EVENTS

In
January 2018,
the Company completed a firm commitment underwritten public offering of
2,900,000
Units at an offering price of
$0.95
per Unit, with each Unit consisting of
one
share of the Company’s Common Stock and
0.3
of a Series E Warrant, with each whole Series E Warrant purchasing one
share of common stock at an exercise price of
$1.00
per whole share. The shares of Common Stock and Series E Warrants were immediately separable and were issued separately. Gross proceeds were approximately
$2,755,000,
before deducting expenses. The Company granted the underwriter a
45
-day option to purchase an additional (i) up to
290,000
additional shares of Common Stock at the public offering price per Unit less the price of the Series E Warrant included in the Units and less the underwriting discount and/or (ii) additional Series E Warrants to purchase up to
87,000
additional shares of common stock at a purchase price of
$0.001
per Series E Warrant to cover over-allotments, if any. On
February 21, 2018,
the underwriter exercised on
215,247
shares of common stock, par value
$0.01,
at
$0.9497
per share as described in the Underwriting Agreement. The Company received net proceeds of
$188,066
after deductions of
$16,354
representing the Underwriter’s discount of
8%
of the purchase price of the shares.

On
January 11, 2018,
the Company entered into a share exchange agreement with Helomics Holding Corporation. Pursuant to the share exchange agreement Helomics issued
2,500,000
shares of its Series A Preferred Stock in exchange for
1,100,000
shares of Skyline’s common stock. Under the share exchange agreement, the Company has the right to convert
$500,000
in secured notes into another
5%
of Helomics’ outstanding shares, which would result in the Company owning
25%
of Helomics outstanding stock. The secured notes are related to the Company’s previous loans of
$500,000
to Helomics. The Skyline shares are being held in escrow by Corporate Stock Transfer, Inc. as escrow agent. While the Skyline shares are held in escrow, they will be voted as directed by the Company’s board of directors and management. The Skyline shares will be released to Helomics following a determination that Helomics’ revenues in any
12
-month period have been equal or greater than
$8,000,000.
The Helomics Preferred Stock issued to the Company is convertible into an aggregate of
20%
of the outstanding capital stock of Helomics. In addition, the terms of the Helomics Preferred Stock include certain protective provisions that require consent of the Company before Helomics may
take certain actions, including issuing preferred stock senior to the Helomics Preferred Stock or entering into fundamental corporate transactions. The Company also has certain anti-dilution protections and the right to receive dividends.

On
February 22, 2018,
the Company completed a conversion of a portion of the principal amount of Notes owed by Helomics Holding Corporation and received an assignment of intellectual property. Immediately prior to the conversion, Helomics owed the Company
$667,512.50.
The Company converted
$500,000
of the principal amount, including accrued interest thereon, into
833,333
shares of Common Stock of Helomics. Prior to the issuance of the Conversion Shares, the outstanding capital stock of Helomics consists of
2,500,000
shares of Series A Preferred Stock owned by Precision and
10,000,000
shares of Common Stock. After the issuance of the Conversion Shares and upon full conversion of its Series A Preferred Stock, Precision now owns
3,333,333
shares of Helomics Common Stock, which represents
25%
of the
13,333,333
now-outstanding shares of Helomics Common Stock. In consideration of the conversion, Helomics assigned to Precision all Helomics’ right, title and interest in the name “Precision Therapeutics”, including any related trademarks, trade names, logos and domain names, as well as all related artwork and other creative content related thereto. There will be a balance of
$167,512.50
in Principal Amount remaining outstanding to the Company, which will remain subject to repayment with interest, consistent with the original terms of the Note. The Security Agreement shall remain in full force and effect with respect to the remaining balance of the Principal Amount.

On
February 27, 2018,
the Company formed a wholly owned subsidiary, TumorGenesis Inc., to develop the next generation of patient derived (“PDx”) tumor models for precision cancer therapy and drug development. The Company formed TumorGenesis Inc., to develop a new rapid approach to growing tumors in the laboratory, which essentially “fools” the cancer cells into thinking they are still growing inside the patient. This approach will provide a much more relevant model of the patient tumor that may
be used for testing of drugs for personalized therapy or for the development of new drugs. Testing of the TumorGenesis PDx tumors will take place in collaboration with Helomics, in which Precision Therapeutics has a
25%
equity stake. The Company is currently in negotiations to license their technology to advance TumorGenesis’s strategic plan. The Company has already executed license agreements with
48Hour
Discovery Inc. and SyntArray, Inc.